Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries
As of
December 31, 2019, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect ownership by the Company	Principal activities
I-Mab Biopharma Hong Kong Limited	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Shanghai	PRC	August 24, 2016	100%	Research and development of innovative medicines
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	PRC	July 15, 2017	100%	Research and development of innovative medicines
I-Mab Biopharma US Ltd.	U.S.	February 28, 2018	100%	Research and development of innovative medicines